Leases (Details) - Schedule of Rou Assets and Related Lease Liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Rou Assets and Related Lease Liabilities [Abstract]
Operating lease ROU assets	¥ 136,056	$ 19,163	¥ 145,086
Current operating lease liability	57,164	8,051	62,304
Non-current operating lease liability	71,311	$ 10,044	74,190
Total operating leased liabilities	¥ 128,475		¥ 136,494